Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of initial application of standards or interpretations [abstract]
Schedule of Standards, Amendments to Standards and Interpretations
Standard	Description	Mandatory application	Expected effects
Amendment to IAS 1	“Presentation of financial statements”	January 1, 2020	No effects

Amendment to IAS 8	“Accounting policies, changes in accounting estimates and errors” “Definition of material”	January 1, 2020	No effects

Amendment to IFRS 3	“Business combinations”	January 1, 2020	No effects

Amendment to IFRS 9	“Financial instruments”	January 1, 2020	No effects

Amendment to IFRS 7	“Financial instruments: Disclosures”	January 1, 2020	No effects

Amendment to IAS 39	“Financial instruments: Recognition and measurement”	January 1, 2020	No effects

Amendment to IFRS 16	“Leases”	June 1, 2020	No effects

Amendments to References to the Conceptual Framework	References to the Conceptual Framework	January 1, 2020	No effects

Biofrontera has not implemented early adoption or does not intend to implement early adoption of the following standards, interpretations and amendments to the set of regulations approved by the IASB:

Standard	Description	Mandatory application	Expected effects
Amendment to IFRS 3	“Business combinations” References to the Conceptual Framework	January 1, 2022	No effects

Amendment to IFRS 17	Insurance contracts	January 1, 2023	No effects

Amendment to IFRS 4 and IFRS 9	IFRS 4 “Insurance contracts”, postponement of the application of IFRS 9	January 1, 2021	No effects

Amendment to IFRS 4,7,9,16 and IAS 39	IFRS 9 “Financial instruments”, IFRS 4 “insurance contracts” IFRS 7 “Financial instruments: Disclosures”, IFRS 16 “Leases”, IAS 39 “Financial instruments: Recognition and measurement” Interest rate benchmark reform (phase 2)	January 1, 2021	No effects

Amendment to IAS 16	“Property, plant and equipment”: Revenues before the intended use	January 1, 2022	No effects

Amendment to IAS 1	“Presentation of financial statements” Classification of liabilities as current or non-current; disclosure of accounting policies	January 1, 2023	No effects

Amendment to IAS 37	“Provisions, contingent liabilities and contingent assets”: Adverse contracts - costs of contract fulfillment	January 1, 2022	No effects

Amendment to IAS 8	“Accounting Policies, Changes in Accounting Estimates and Errors”: Definition of accounting estimates	January 1, 2022	No effects

Annual Improvements to IFRSs	Annual improvements to IFRSs Cycle 2018-2020	January 1, 2022	No effects